Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 14, 2022
Entity Registrant Name	dei_EntityRegistrantName	Tidal ETF Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 14, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 14, 2022
Prospectus Date	rr_ProspectusDate	Jul. 14, 2022
Carbon Collective Climate Solutions U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Carbon Collective Climate Solutions U.S. Equity ETF – Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Carbon Collective Climate Solutions U.S. Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in U.S.-listed equity securities of companies that, in the Sub-Adviser’s (defined below) opinion, are primarily focused on building solutions to address climate change (“Climate Solution Companies”). The Sub-Adviser, Carbon Collective Investing, LLC, believes that to properly address climate change, humanity must implement solutions that are more far reaching than just clean energy. For example, the Sub-Adviser believes that buildings must be energy retrofitted, electrical grid infrastructure must be significantly expanded and reinforced, cars and trucks must run on electricity and green hydrogen, and much more. The Sub-Adviser believes that, over time, governments, individuals, and companies will become more focused on addressing climate change. In turn, the Sub-Adviser believes that companies that are developing climate change solutions should, over the long term, be poised to benefit.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S.-listed equity securities of Climate Solution Companies. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change. The Fund may invest in international companies, including those in emerging markets, through U.S. exchange-traded American Depositary Receipts (“ADRs”), however, they will not be considered U.S. equity securities for purposes of the Fund’s 80% policy. The Fund intends that under normal circumstances substantially all of its net assets will be invested in equity securities.

In order to be a Climate Solutions Company, a company must pass through all of the below Steps 1-5.

Step 1 – Climate Solutions Identification: In identifying Climate Solution Companies, the Sub-Adviser begins by constructing a universe of equity securities trading on U.S. stock exchanges that have been identified by the Sub-Adviser as building a “climate change solution.” The Sub-Adviser identifies these companies by using open-source resources from one or more independent third-party entities, such as Project Drawdown or the International Energy Agency to identify solutions categories (such as, alternative refrigerants, batteries, biomass power, and building automation systems). The Sub-Adviser then conducts extensive searches to identify companies that are building solutions in these categories. Companies are identified through public filings, internet searches, cross referencing applicable indices, and publicly available market research as well as through reading relevant industry/sector news or blogs. The resulting universe, after application of this inclusionary climate solution building criteria, currently consists of approximately 350 companies and may include companies of any size market capitalization.

Step 2 – Sub-Industry Filter: The Sub-Adviser then analyzes companies to determine whether they fall into one of the following six categories: (1) green utility companies, (2) waste management companies, (3) biofuel companies, (4) carbon capture and sequestration companies, (5) water companies and water utilities, and (6) plant-based diet companies. Those companies are reviewed by the Sub-Adviser for industry specific exclusionary filters to focus on companies that are building climate change solutions. The following is a high-level description of the industry related filters. The Sub-Adviser may modify the filters from time to time. For example, it may modify one or more filters to address new technologies or their efficacy.

1)	Green Utility Companies. For a Climate Solution Company that is a utility company to be included in the Fund’s portfolio, it must generate (or purchase) 50% to 100% of its energy from carbon neutral sources (e.g., wind, solar, hydro, and nuclear). In addition, if the utility owns coal plants, the company must have announced closure dates for those plants within the next three years.

2)	Waste Management Companies. For a Climate Solution Company that is a waste management company to be included in the Fund’s portfolio, it must be involved in recycling and landfill methane capture. Additionally, it must capture methane at 50% or more of the landfills it operates.

3)	Biofuel Companies. Biofuels are combustible fuels that can be used in internal combustion or jet engines but are not derived from fossil fuels. They are produced from fermenting biological matter, however, their emission reductions may be only marginal. In contrast, advanced biofuels are made primarily of crop waste/and used cooking oils and can offer significant emission reductions. For a biofuels company to be included in the Fund’s portfolio, advanced biofuels must make up 50% to 100% of its biofuel production by revenue.

4)	Carbon Capture & Sequestration Companies. These companies separate CO2 from the air and sequester it as a gas underground or in other secure places. To be included in the Fund’s portfolio, a carbon capture company must generate more revenue from its sequestration of CO2 than it does from using captured carbon as fuel. This filter excludes, among others, companies that may sequester only a portion of their own emissions.

5)	Water Companies and Water Utilities. Water conservation and moving water more efficiently are important climate solutions. For a water company to be included in the Fund’s portfolio, it must do at least one of the following: (i) create and/or deploy technology that detects water leaks, (ii) improve energy efficiencies for transporting water (e.g., pumps, etc.), or (iii) create and/or deploy water recycling technologies. In addition, the water company must derive 50 to 100% of its revenue from these activities.

6)	Plant-based Diet Companies. Plant-based foods can generally create the same number of calories with far fewer emissions than those produced from animals. To be included in the Fund’s portfolio, a plant-based food company must generate 50 to 100% of its revenue from plant-based products and that accelerate the adoption of plant-based foods. The Sub-Adviser looks for motivation by the company to innovate products which would create alternatives to what would have been animal-based food.

Step 3 – Revenue Filter: The Sub-Adviser then employs a revenue screening methodology on each of the companies identified as building climate solutions in Step 1 and, if applicable, have passed the sub-industry filters. Each remaining company must either generate at least 50% of its revenue from climate solutions, or, if the company has not yet generated profits, its financial reports must indicate that it is devoting at least 90% of its research and development (R&D) efforts to building climate solutions. To minimize portfolio turnover, if a company has passed the revenue filter at the time of the Fund’s initial investment, the Sub-Adviser will exclude the company from the Fund’s portfolio only once its climate solutions revenue falls below 40%.

Step 4 -- Defense Industry Filter: Companies that sell any products, other than products that provide climate solutions, to the defense industry will be excluded from the Fund’s universe, even if the company otherwise provides significant climate solutions to others outside the military. The military industrial complex has been one of the single largest emitters of greenhouse gases. Decarbonizing the military is critical so, assuming a company has passed the other filters, the Sub-Adviser may include in the Fund’s portfolio a company that only provides climate solutions to the defense industry and may not include companies that sell other products to the military.

Step 5 - Fraudulent Claims Filter: The Sub-Adviser also attempts to exclude any company that has, in the Sub-Adviser’s determination, been credibly accused of committing fraud, which will be determined by reviews of publicly available information about legal or regulatory proceedings, or that have been determined to have made caught making clearly fraudulent claims. The Sub-Adviser seeks to reduce risks related to deliberate misrepresentation of “green” products, technological progress or other material information such as sales numbers, through review of publicly available information, which may include press releases, shareholder proposals, financial statements, media, and reports of whistleblowers for indicators of fraud such as shareholder accusations, high executive management-level turnover/firings, and financial restatements.

Portfolio Construction. To be included in the Fund’s portfolio, a company must have had its initial public offering (IPO) at least six months prior to inclusion. The Fund’s portfolio will exclude securities that trade over the counter (OTC) rather on a major U.S. stock exchange.

Upon conclusion of its analysis, the Sub-Adviser totals the market capitalization of all the Climate Solution Companies to be included in the Fund’s portfolio then divides the total by the market capitalization of each company to get the percentage allocation of the individual company in the portfolio. The Fund’s portfolio will typically hold the securities of between 150 and 200+ companies. At the time of investment, the securities of a particular company will not exceed 5% of the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

Climate Change Consideration Risk. Applying climate change and other filters to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use these criteria. As a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. Additionally, the Fund will be more susceptible to events or factors affecting market segments that are focused on climate change solutions.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

New Sub-Adviser Risk. The Sub-Adviser has no prior experience with managing an exchange-traded fund or other pooled investment vehicles, which may limit the Sub-Adviser’s effectiveness.

Models and Data Risk. The composition of the Fund’s portfolio is dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete.

The remaining risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

◦	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

◦	Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. The Fund may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Emerging Markets Risk. The Fund may invest in indirectly, via ADRs, in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Foreign Securities Risk. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Market Capitalization Risk.

◦	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

◦	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

◦	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

◦	Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The lasting effects of COVID-19 on the global economy and the recovery from COVID-19 are uncertain and may last for an extended period. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

Sector Risk. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.carboncollectivefunds.com/ccso.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.carboncollectivefunds.com/ccso
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Carbon Collective Climate Solutions U.S. Equity ETF | Carbon Collective Climate Solutions U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCSO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113

[1]	Estimated for the current fiscal year